UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22082

Name of Fund:    BlackRock EcoSolutions Investment Trust (BQR)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EcoSolutions Investment Trust,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 1.0%
Johnson Controls, Inc. (a)(b)	23,200	$1,095,968
Biotechnology — 0.3%
Genus PLC	18,000	317,819
Building Products — 0.5%
Kingspan Group PLC (c)	31,800	544,194
Chemicals — 16.0%
Agrium, Inc. (a)	28,500	2,595,780
Air Liquide SA	4,730	601,911
CF Industries Holdings, Inc. (a)	3,000	751,020
Incitec Pivot Ltd.	261,700	716,179
Israel Chemicals Ltd.	50,000	406,563
Johnson Matthey PLC	17,304	862,207
Linde AG	2,900	591,479
Monsanto Co. (a)	36,700	4,150,403
The Mosaic Co. (a)	30,000	1,383,300
Novozymes A/S, B Shares	27,900	1,379,638
Nufarm Ltd.	57,460	229,645
Potash Corp. of Saskatchewan, Inc. (a)	34,000	1,206,660
Rayonier Advanced Materials, Inc. (c)	4,000	129,840
Sinofert Holdings Ltd. (c)	2,165,500	301,970
Syngenta AG	4,550	1,611,857
Umicore SA	5,400	260,974
Uralkali OJSC — GDR	20,000	381,900
Wacker Chemie AG	5,600	648,216

		18,209,542
Commercial Services & Supplies — 2.8%
Covanta Holding Corp. (a)	9,900	202,158
Tetra Tech, Inc.	63,500	1,541,780
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,007,000	1,423,603

		3,167,541
Construction & Engineering — 0.8%
Aegion Corp. (a)(c)	11,400	261,174
KBR, Inc.	9,600	198,336
Layne Christensen Co. (c)	10,100	109,585
Quanta Services, Inc. (a)(c)	11,200	375,088

		944,183
Electric Utilities — 2.1%
Fortum OYJ	16,900	434,494
ITC Holdings Corp. (a)	29,300	1,057,730
NextEra Energy, Inc. (b)	10,100	948,289

		2,440,513
Electrical Equipment — 3.4%
ABB Ltd.	25,400	584,146
Eaton Corp. PLC (a)	8,700	590,904
Gamesa Corp. Tecnologica SA (c)	29,200	365,648
Regal-Beloit Corp. (a)	11,300	794,277
Schneider Electric SE	10,700	906,893

Common Stocks	Shares	Value
Electrical Equipment (concluded)
Vestas Wind Systems A/S (c)	13,933	$628,200

		3,870,068
Electronic Equipment, Instruments & Components — 1.3%
Azbil Corp.	9,800	246,585
Itron, Inc. (a)(c)	6,800	244,664
Trimble Navigation Ltd. (c)	33,000	1,019,700

		1,510,949
Food & Staples Retailing — 1.2%
The Andersons, Inc.	15,000	810,300
Total Produce PLC (c)	330,000	503,749

		1,314,049
Food Products — 18.5%
Archer-Daniels-Midland Co. (a)	97,200	4,510,080
BrasilAgro — Co. Brasileira de Propriedades Agricolas	300,000	1,290,578
BRF SA — ADR	104,000	2,548,000
Bunge Ltd.	36,600	2,885,544
The Hillshire Brands Co.	7,200	451,944
Illovo Sugar Ltd.	200,000	559,358
Ingredion, Inc. (a)	6,000	441,780
IOI Corp Bhd	533,333	834,585
Origin Enterprises PLC (c)	30,000	335,431
Sao Martinho SA	90,000	1,453,488
Select Harvests Ltd.	54,633	268,068
SLC Agricola SA	110,000	826,667
SunOpta, Inc. (a)(c)	34,000	420,240
Tyson Foods, Inc., Class A (a)	74,000	2,753,540
WH Group Ltd. (c)	248,500	198,799
Wilmar International Ltd.	378,000	986,905
Wynnstay Group PLC	24,600	249,194

		21,014,201
Household Durables — 0.1%
TRI Pointe Homes, Inc. (c)	5,855	79,101
Independent Power and Renewable Electricity Producers — 2.3%
China Longyuan Power Group Corp., Class H	488,000	495,849
EDP Renovaveis SA	146,500	1,032,996
Enel Green Power SpA (a)	223,400	617,903
Greenko Group PLC (c)(d)	59,000	165,353
Ormat Technologies, Inc. (a)	11,000	283,690

		2,595,791
Industrial Conglomerates — 2.7%
Danaher Corp. (a)	16,800	1,241,184
Roper Industries, Inc. (a)	12,840	1,849,859

		3,091,043
Machinery — 8.7%
Deere & Co. (a)	10,000	851,100
IDEX Corp. (a)	9,150	693,753
Kubota Corp.	80,000	1,053,224

Portfolio Abbreviations

ADR	American Depositary Receipt	DKK	Danish Krone	ILS	Israeli Shekel
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazil Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	GDR	Global Depositary Receipts	USD	U.S. Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar	ZAR	South African Rand
CLP	Chilean Peso

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Kurita Water Industries Ltd.	56,500	$1,298,274
Pall Corp.	9,300	720,471
Pentair PLC (a)	23,960	1,535,117
Watts Water Technologies, Inc., Class A	27,300	1,595,958
Xylem, Inc.	59,500	2,099,755

		9,847,652
Multi-Utilities — 3.4%
Hera SpA (a)	361,600	978,082
National Grid PLC	33,700	479,999
Suez Environnement Co.	9,925	185,231
Veolia Environnement SA	126,000	2,231,692

		3,875,004
Oil, Gas & Consumable Fuels — 2.4%
AltaGas Ltd. (a)	15,500	701,541
Oil Search Ltd.	71,100	621,870
Sasol Ltd.	10,100	582,602
TransCanada Corp. (a)	13,000	652,176
Veresen, Inc.	12,000	203,934

		2,762,123
Paper & Forest Products — 0.9%
Canfor Corp. (c)	25,000	529,417
Interfor Corp. (c)	35,000	480,855
Precious Woods Holding AG	20,000	53,370

		1,063,642
Real Estate Investment Trusts (REITs) — 1.9%
Plum Creek Timber Co., Inc. (a)	20,000	827,400
Rayonier, Inc. (a)	12,000	408,720
Weyerhaeuser Co.	28,345	887,765

		2,123,885
Real Estate Management & Development — 0.2%
Cresud SACIF y A — ADR	20,000	260,000
Semiconductors & Semiconductor Equipment — 1.1%
Aixtron SE (c)	7,600	102,550
SMA Solar Technology AG (c)	2,600	70,042
Trina Solar Ltd. — ADR (a)(c)	64,800	726,408
Veeco Instruments, Inc. (a)(c)	11,200	388,752

		1,287,752
Water Utilities — 25.3%
American States Water Co.	75,800	2,315,690
American Water Works Co., Inc.	51,600	2,464,932
Aqua America, Inc. (a)	116,525	2,770,965
Artesian Resources Corp., Class A	37,200	810,588
California Water Service Group	86,200	1,962,774

Common Stocks	Shares	Value
Water Utilities (concluded)
China Water Affairs Group Ltd.	4,556,000	$1,574,656
Cia de Saneamento de Minas Gerais-COPASA	43,100	708,027
Guangdong Investment Ltd.	563,000	631,378
Hyflux Ltd. (d)	749,000	710,935
Inversiones Aguas Metropolitanas SA	1,500,000	2,373,049
Manila Water Co., Inc.	5,610,000	3,447,038
Pennon Group PLC	215,200	2,952,452
Severn Trent PLC	113,500	3,702,712
United Utilities Group PLC	158,381	2,373,905

		28,799,101
Total Common Stocks — 96.9%		110,214,121

Preferred Stocks
Food Products — 0.5%
Tyson Foods, Inc., 0.00% (c)	11,094	539,168
Total Long-Term Investments (Cost — $96,754,557) — 97.4%		110,753,289

Short-Term Securities
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	5,461,414	5,461,414
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.19% (e)(f)(g)	$24	23,545
Total Short-Term Securities (Cost — $5,484,959) — 4.8%		5,484,959
Total Investments Before Options Written (Cost — $102,239,516) — 102.2%		116,238,248

Options Written
(Premiums Received — $912,532) — (0.5)%		(557,327)
Total Investments Net of Options Written — 101.7%		115,680,921
Liabilities in Excess of Other Assets — (1.7)%		(1,932,555)

Net Assets — 100.0%		$113,748,366

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$125,534,561

Gross unrealized appreciation	$20,641,725
Gross unrealized depreciation	(29,938,038)

Net unrealized depreciation	$(9,296,313)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Represents the current yield as of report date.

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Net Activity	Shares/ Beneficial Interest Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,688,865	(2,227,451)	5,461,414	$1,682
BlackRock Liquidity Series, LLC Money Market Series	—	$23,545	$23,545	$1,208

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Agrium, Inc.	Call	USD	92.00	8/01/14	64	$(1,120)
The Mosaic Co.	Call	USD	51.50	8/01/14	78	(1,092)
CF Industries Holdings, Inc.	Call	USD	242.50	8/04/14	6	(5,400)
Covanta Holding Corp.	Call	USD	20.85	8/05/14	44	(148)
Agrium, Inc.	Call	USD	92.00	8/08/14	64	(6,400)
Archer-Daniels-Midland Co.	Call	USD	45.50	8/08/14	32	(4,336)
Eaton Corp. PLC	Call	USD	79.00	8/08/14	39	(585)
Potash Corp. of Saskatchewan, Inc.	Call	USD	39.00	8/08/14	57	(684)
Danaher Corp.	Call	USD	80.25	8/13/14	76	(258)
Enel Green Power SpA	Call	EUR	2.10	8/14/14	4	(89)
Hera SpA	Call	EUR	2.20	8/14/14	30	(201)
Aegion Corp.	Call	USD	25.00	8/18/14	50	(2,000)
AltaGas Ltd.	Call	CAD	50.00	8/18/14	69	(2,215)
Archer-Daniels-Midland Co.	Call	USD	45.00	8/18/14	32	(5,856)
Archer-Daniels-Midland Co.	Call	USD	48.00	8/18/14	4	(126)
CF Industries Holdings, Inc.	Call	USD	255.00	8/18/14	7	(3,185)
Ingredion, Inc.	Call	USD	80.00	8/18/14	27	(540)
ITC Holdings Corp.	Call	USD	36.67	8/18/14	20	(650)
Johnson Controls, Inc.	Call	USD	50.00	8/18/14	52	(520)
Monsanto Co.	Call	USD	125.00	8/18/14	82	(738)
Ormat Technologies, Inc.	Call	USD	30.00	8/18/14	49	(2,450)
Pentair PLC	Call	USD	75.00	8/18/14	107	(2,675)
Plum Creek Timber Co., Inc.	Call	USD	45.00	8/18/14	90	(270)
Quanta Services, Inc.	Call	USD	36.00	8/18/14	50	(375)
Rayonier, Inc.	Call	USD	34.50	8/18/14	27	(878)
Rayonier, Inc.	Call	USD	50.00	8/18/14	27	(135)
Roper Industries, Inc.	Call	USD	150.00	8/18/14	29	(870)
TransCanada Corp.	Call	CAD	52.00	8/18/14	28	(7,229)
Trina Solar Ltd. — ADR	Call	USD	13.00	8/18/14	145	(1,232)
Veeco Instruments, Inc.	Call	USD	35.00	8/18/14	50	(4,625)
Archer-Daniels-Midland Co.	Call	USD	47.00	8/22/14	369	(25,646)
The Mosaic Co.	Call	USD	50.00	8/22/14	28	(238)
SunOpta, Inc.	Call	USD	13.50	8/25/14	125	(1,877)
SunOpta, Inc.	Call	USD	14.05	8/25/14	28	(151)
Monsanto Co.	Call	USD	122.15	8/27/14	83	(2,557)
Regal-Beloit Corp.	Call	USD	77.55	8/27/14	50	(406)
IDEX Corp.	Call	USD	79.25	8/28/14	41	(2,069)
Itron, Inc.	Call	USD	40.00	8/28/14	30	(3,358)

JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Potash Corp. of Saskatchewan, Inc.	Call	USD	37.00	8/29/14	39	$(956)
Potash Corp. of Saskatchewan, Inc.	Call	USD	36.50	9/05/14	57	(2,537)
Tyson Foods, Inc., Class A	Call	USD	41.50	9/12/14	153	(3,188)
Aqua America, Inc.	Call	USD	25.00	9/22/14	344	(7,740)
Deere & Co.	Call	USD	90.00	9/22/14	45	(2,812)
Johnson Controls, Inc.	Call	USD	50.00	9/22/14	52	(2,080)
Roper Industries, Inc.	Call	USD	145.00	9/22/14	29	(8,048)
TransCanada Corp.	Call	CAD	55.50	9/22/14	30	(2,297)
Tyson Foods, Inc., Class A	Call	USD	39.00	10/06/14	72	(6,660)
Total						$(129,502)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Air Liquide SA	Goldman Sachs International	Call	EUR	100.26	8/01/14	2,100	—
Bunge Ltd.	Deutsche Bank AG	Call	USD	77.14	8/04/14	8,200	$(13,833)
ABB Ltd.	HSBC Securities (USA), Inc.	Call	CHF	20.63	8/05/14	11,500	(4,361)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	47.95	8/05/14	6,000	(1,895)
China Longyuan Power Group Corp., Class H	Bank of America N.A.	Call	HKD	8.03	8/05/14	219,000	(1,822)
Cresud SACIF y A — ADR	Goldman Sachs International	Call	USD	12.15	8/05/14	9,000	(7,845)
Fortum OYJ	Goldman Sachs International	Call	EUR	19.97	8/05/14	7,600	(123)
Gamesa Corp. Tecnologica SA	Goldman Sachs International	Call	EUR	8.49	8/05/14	13,000	(15,100)
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	Goldman Sachs International	Call	HKD	5.22	8/05/14	300,000	(12,992)
Total Produce PLC	Morgan Stanley & Co. International PLC	Call	EUR	1.10	8/05/14	34,000	(1,938)
Illovo Sugar Ltd.	Deutsche Bank AG	Call	ZAR	29.84	8/06/14	27,000	(992)
Syngenta AG	Bank of America N.A.	Call	CHF	337.64	8/06/14	2,700	(267)
United Utilities Group PLC	Deutsche Bank AG	Call	GBP	9.02	8/06/14	71,300	(3,283)
The Andersons, Inc.	Morgan Stanley & Co. International PLC	Call	USD	55.03	8/07/14	6,700	(7,713)
Aqua America, Inc.	Goldman Sachs International	Call	USD	25.17	8/07/14	18,000	(141)
Interfor Corp.	Goldman Sachs International	Call	CAD	16.33	8/07/14	2,100	(16)
Watts Water Technologies, Inc., Class A	Citibank N.A.	Call	USD	62.10	8/07/14	12,200	(201)
Weyerhaeuser Co.	Credit Suisse International	Call	USD	31.00	8/07/14	7,200	(4,017)
American States Water Co.	UBS AG	Call	USD	33.42	8/11/14	17,000	(17)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	49.77	8/11/14	2,900	(163)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	99.95	8/11/14	1,300	(71)
Illovo Sugar Ltd.	Deutsche Bank AG	Call	ZAR	29.39	8/12/14	26,000	(1,962)
Kingspan Group PLC	Bank of America N.A.	Call	EUR	12.44	8/12/14	3,000	(1,064)
Severn Trent PLC	Bank of America N.A.	Call	GBP	19.38	8/12/14	25,500	(10,518)
Total Produce PLC	HSBC Securities (USA), Inc.	Call	EUR	1.16	8/12/14	45,000	(592)
Bunge Ltd.	Deutsche Bank AG	Call	USD	77.47	8/13/14	8,200	(18,142)
Illovo Sugar Ltd.	Deutsche Bank AG	Call	ZAR	29.39	8/13/14	37,000	(2,853)
Pennon Group PLC	UBS AG	Call	GBP	8.02	8/13/14	96,900	(16,707)
Uralkali OJSC — GDR	Morgan Stanley & Co. International PLC	Call	USD	23.40	8/13/14	9,000	(59)
Schneider Electric SE	Bank of America N.A.	Call	EUR	67.64	8/14/14	4,800	(708)
Inversiones Aguas Metropolitanas SA	Credit Suisse International	Call	CLP	900.92	8/20/14	225,000	(5,794)
Israel Chemicals Ltd.	Deutsche Bank AG	Call	ILS	30.58	8/20/14	22,500	(11)

4	JULY 31, 2014

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Over-the-counter options written as of July 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	Citibank N.A.	Call	HKD	5.49	8/20/14	300,000	$(12,528)
Aixtron SE	Morgan Stanley & Co. International PLC	Call	EUR	10.82	8/21/14	1,700	(201)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	49.77	8/21/14	2,800	(500)
Novozymes A/S, B Shares	Deutsche Bank AG	Call	DKK	269.97	8/21/14	12,500	(20,540)
Umicore SA	Bank of America N.A.	Call	EUR	34.60	8/21/14	2,400	(5,387)
Wacker Chemie AG	Bank of America N.A.	Call	EUR	85.87	8/21/14	2,500	(9,167)
Weyerhaeuser Co.	Credit Suisse International	Call	USD	32.17	8/22/14	6,700	(2,265)
China Water Affairs Group Ltd.	Bank of America N.A.	Call	HKD	2.76	8/26/14	500,000	(3,946)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	99.52	8/26/14	900	(350)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	9.68	8/26/14	16,000	(1,100)
Vestas Wind Systems A/S	Bank of America N.A.	Call	DKK	265.66	8/26/14	6,300	(3,855)
ITC Holdings Corp.	Credit Suisse International	Call	USD	36.59	8/27/14	3,600	(1,869)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	12.29	8/27/14	3,000	(1,705)
Select Harvests Ltd.	Deutsche Bank AG	Call	AUD	5.14	8/27/14	12,500	(3,471)
Tetra Tech, Inc.	Goldman Sachs International	Call	USD	27.92	8/27/14	28,500	(4,305)
Xylem, Inc.	Credit Suisse International	Call	USD	37.89	8/28/14	26,700	(3,222)
Cia de Saneamento de Minas Gerais-COPASA	Morgan Stanley & Co. International PLC	Call	BRL	41.15	9/03/14	9,700	(2,289)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	Call	EUR	5.42	9/03/14	33,400	(4,690)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	9.72	9/03/14	16,000	(1,244)
Sao Martinho SA	Deutsche Bank AG	Call	BRL	40.63	9/03/14	41,000	(2,904)
SLC Agricola SA	Goldman Sachs International	Call	BRL	18.80	9/03/14	25,000	(810)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	49.15	9/04/14	5,800	(2,943)
Azbil Corp.	Morgan Stanley & Co. International PLC	Call	JPY	2,577.09	9/04/14	4,400	(2,451)
China Water Affairs Group Ltd.	Citibank N.A.	Call	HKD	2.70	9/04/14	250,000	(3,117)
Guangdong Investment Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	9.30	9/04/14	130,000	(2,393)
Johnson Matthey PLC	Morgan Stanley & Co. International PLC	Call	GBP	30.77	9/04/14	7,800	(3,935)
Kurita Water Industries Ltd.	UBS AG	Call	JPY	2,570.40	9/04/14	25,400	(478)
Veolia Environnement SA	Goldman Sachs International	Call	EUR	13.25	9/04/14	56,700	(31,574)
SMA Solar Technology AG	Deutsche Bank AG	Call	EUR	27.99	9/05/14	1,200	(67)
Aixtron SE	Deutsche Bank AG	Call	EUR	10.56	9/09/14	1,700	(483)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.89	9/09/14	5,700	(3,710)
BRF SA — ADR	UBS AG	Call	USD	25.28	9/09/14	46,800	(21,730)
Greenko Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	1.70	9/09/14	26,500	(2,124)
Severn Trent PLC	Deutsche Bank AG	Call	GBP	19.70	9/09/14	25,500	(15,245)
Total Produce PLC	Morgan Stanley & Co. International PLC	Call	EUR	1.17	9/09/14	34,000	(866)
California Water Service Group	Deutsche Bank AG	Call	USD	23.62	9/10/14	24,100	(10,259)
China Water Affairs Group Ltd.	UBS AG	Call	HKD	2.63	9/10/14	250,000	(4,395)
Cia de Saneamento de Minas Gerais-COPASA	Morgan Stanley & Co. International PLC	Call	BRL	39.70	9/10/14	3,300	(1,553)
SLC Agricola SA	Citibank N.A.	Call	BRL	18.44	9/10/14	17,000	(1,223)
American States Water Co.	Credit Suisse International	Call	USD	33.57	9/11/14	17,000	(904)
ITC Holdings Corp.	Citibank N.A.	Call	USD	36.29	9/11/14	7,500	(5,737)
Linde AG	Deutsche Bank AG	Call	EUR	154.43	9/11/14	1,300	(3,586)
Nufarm Ltd.	JPMorgan Chase Bank N.A.	Call	AUD	4.73	9/11/14	10,800	(304)
Select Harvests Ltd.	Goldman Sachs International	Call	AUD	5.16	9/11/14	12,000	(3,799)
Guangdong Investment Ltd.	UBS AG	Call	HKD	8.97	9/16/14	124,000	(4,728)

JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Over-the-counter options written as of July 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BrasilAgro - Co. Brasileira de Propriedades Agricolas	Morgan Stanley & Co. International PLC	Call	BRL	10.04	9/17/14	25,000	$(1,658)
Cia de Saneamento de Minas Gerais-COPASA	Morgan Stanley & Co. International PLC	Call	BRL	38.44	9/17/14	6,000	(3,697)
SLC Agricola SA	Credit Suisse International	Call	BRL	17.12	9/17/14	8,000	(1,699)
EDP Renovaveis SA	Goldman Sachs International	Call	EUR	5.39	9/18/14	32,500	(6,600)
National Grid PLC	Deutsche Bank AG	Call	GBP	8.67	9/18/14	15,000	(1,626)
Total Produce PLC	Morgan Stanley & Co. International PLC	Call	EUR	1.14	9/18/14	34,000	(1,603)
Hyflux Ltd.	UBS AG	Call	SGD	1.21	9/24/14	112,000	(1,657)
Incitec Pivot Ltd.	UBS AG	Call	AUD	3.00	9/24/14	118,000	(9,870)
Kubota Corp.	UBS AG	Call	JPY	1,396.33	9/24/14	36,000	(13,641)
Nufarm Ltd.	UBS AG	Call	AUD	4.54	9/24/14	15,000	(1,201)
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	Bank of America N.A.	Call	HKD	6.04	9/24/14	300,000	(12,304)
California Water Service Group	Morgan Stanley & Co. International PLC	Call	USD	23.25	9/26/14	14,600	(11,705)
Interfor Corp.	Deutsche Bank AG	Call	CAD	15.18	9/29/14	13,600	(9,005)
Suez Environnement Co.	Morgan Stanley & Co. International PLC	Call	EUR	14.39	9/30/14	4,500	(2,407)
Total							$(427,825)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unob- servable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for invest- ments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$1,095,968	—	—	$1,095,968
Biotechnology	—	$317,819	—	317,819
Building Products	544,194	—	—	544,194
Chemicals	10,217,003	7,992,539	—	18,209,542
Commercial Services & Supplies	1,743,938	1,423,603	—	3,167,541
Construction & Engineering	944,183	—	—	944,183

6	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments: (concluded)
Long-Term Investments: (concluded)
Common Stocks: (concluded)
Electric Utilities	$2,440,513	—	—	$2,440,513
Electrical Equipment	1,385,181	$2,484,887	—	3,870,068
Electronic Equipment, Instruments & Components	1,264,364	246,585	—	1,510,949
Food & Staples Retailing	1,314,049	—	—	1,314,049
Food Products	19,192,711	1,821,490	—	21,014,201
Household Durables	79,101	—	—	79,101
Independent Power and Renewable Electricity Producers	449,043	2,146,748	—	2,595,791
Industrial Conglomerates	3,091,043	—	—	3,091,043
Machinery	7,496,154	2,351,498	—	9,847,652
Multi-Utilities	978,082	2,896,922	—	3,875,004
Oil, Gas & Consumable Fuels	1,557,651	1,204,472	—	2,762,123
Paper & Forest Products	1,010,272	53,370	—	1,063,642
Real Estate Investment Trusts (REITs)	2,123,885	—	—	2,123,885
Real Estate Management & Development	260,000	—	—	260,000
Semiconductors & Semiconductor Equipment	1,115,160	172,592	—	1,287,752
Water Utilities	13,406,025	15,393,076	—	28,799,101
Preferred Stocks	539,168	—	—	539,168
Short-Term Securities	5,461,414	23,545	—	5,484,959
Total	$77,709,102	$38,529,146	—	$116,238,248

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(108,739)	$(448,588)	—	$(557,327)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,031	—	—	$2,031
Foreign currency at value	36,151	—	—	36,151
Cash pledged as collateral for OTC derivatives	100,000	—	—	100,000
Liabilities:
Collateral on securities loaned at value	—	$(23,545)	—	(23,545)
Total	$138,182	$(23,545)	—	$114,637

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of July 31, 2014, securities with a value of $1,840,289 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to July 31, 2014.

JULY 31, 2014	7

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: September 25, 2014

3